Nov. 30, 2017

American Grown Fund, Inc.
American Growth Fund Series Two

Supplement dated May 21, 2018, to the Prospectus dated November 30, 2017

This Supplement replaces certain information contained in the Prospectus of American Growth Fund Series Two dated November 30, 2017.

Effective immediately, the table that follows the bar chart in the section titled "Risk/Return Bar Chart and Table" is deleted and replaced with the following:

Average annual total returns			Since Inception
for the periods ended	One Year	Five Year
December 31, 2016			(02/23/2011)
Class E Return before taxes*	-14.03%	3.00%	-0.32%

Class E Return after taxes on	-22.69%	0.57%	-2.32%
Distributions

Class E Return after taxes on
Distributions and Sale of Fund	-11.87%	2.20%	-0.45%
Shares

Standard and Poor's 500 Index	11.96%	14.66%	11.75%
(reflects no deduction for fees,
expenses, or taxes)

*Assumes redemption at end of time period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts; After-tax returns are shown for only Class E and after-tax returns for other Classes will vary.